Consolidated Statements of Income (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Sales	$ 30,837	$ 28,748	$ 23,465
Costs and expenses
Cost of goods sold	27,010	25,434	20,483
Depreciation and amortization	801	686	656
Selling, general and administrative	1,519	1,382	1,247
Interest expense (income), net	16	(6)	(11)
Equity income	(151)	(121)	(132)
Other (income) expense, net	(108)	156	25
Income from operations before income taxes	1,750	1,217	1,197
Income taxes	324	202	194
Net income	1,426	1,015	1,003
Net loss attributable to non-controlling interests	7	3
Net income attributable to Magna International Inc.	$ 1,433	$ 1,018	$ 1,003
Earnings per Common Share or Class B Share:
Basic	$ 6.17	$ 4.26	$ 4.36
Diluted	$ 6.09	$ 4.20	$ 4.30
Cash dividends paid per Common Share or Class B Share	$ 1.10	$ 1.00	$ 0.42
Average number of Common Shares and Class B Shares outstanding during the year [in millions]:
Basic	232.4	239.3	230.0
Diluted	235.2	242.8	233.0